                        COLUMBIA SMALL CAP VALUE FUND I
                       COLUMBIA HIGH YIELD MUNICIPAL FUND
                 (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS")
   SUPPLEMENT TO THE PROSPECTUSES DATED NOVEMBER 1, 2005 (THE "PROSPECTUSES")

The Prospectuses are hereby supplemented with the following revised information relating to hypothetical investment and expense information:

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA SMALL CAP VALUE FUND I -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                5.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.31%               -2.27%(2)         $9,772.78           $700.75
           2              10.25%              1.31%                1.33%           $10,133.40           $130.39
           3              15.76%              1.31%                5.07%           $10,507.32           $135.20
           4              21.55%              1.31%                8.95%           $10,895.04           $140.19
           5              27.63%              1.31%               12.97%           $11,297.07           $145.36
           6              34.01%              1.31%               17.14%           $11,713.93           $150.72
           7              40.71%              1.31%               21.46%           $12,146.17           $156.28
           8              47.75%              1.31%               25.94%           $12,594.37           $162.05
           9              55.13%              1.31%               30.59%           $13,059.10           $168.03
           10             62.89%              1.31%               35.41%           $13,540.98           $174.23
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,540.98
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,063.19

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA SMALL CAP VALUE FUND I -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         ANNUAL
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES        FEES &
          ----        ---------------    --------------      ---------------     ---------------     EXPENSES(1)
           1               5.00%              2.06%                2.94%           $10,294.00           $209.03
           2              10.25%              2.06%                5.97%           $10,596.64           $215.17
           3              15.76%              2.06%                9.08%           $10,908.18           $221.50
           4              21.55%              2.06%               12.29%           $11,228.89           $228.01
           5              27.63%              2.06%               15.59%           $11,559.01           $234.72
           6              34.01%              2.06%               18.99%           $11,898.85           $241.62
           7              40.71%              2.06%               22.49%           $12,248.68           $248.72
           8              47.75%              2.06%               26.09%           $12,608.79           $256.03
           9              55.13%              1.31%               30.74%           $13,074.05           $168.22
           10             62.89%              1.31%               35.56%           $13,556.48           $174.43
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,556.48
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,197.45

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA SMALL CAP VALUE FUND I -- CLASS C SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              2.06%                2.94%           $10,294.00           $209.03
           2              10.25%              2.06%                5.97%           $10,596.64           $215.17
           3              15.76%              2.06%                9.08%           $10,908.18           $221.50
           4              21.55%              2.06%               12.29%           $11,228.89           $228.01
           5              27.63%              2.06%               15.59%           $11,559.01           $234.72
           6              34.01%              2.06%               18.99%           $11,898.85           $241.62
           7              40.71%              2.06%               22.49%           $12,248.68           $248.72
           8              47.75%              2.06%               26.09%           $12,608.79           $256.03
           9              55.13%              2.06%               29.79%           $12,979.49           $263.56
           10             62.89%              2.06%               33.61%           $13,361.08           $271.31
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,361.08
TOTAL ANNUAL FEES AND EXPENSES                                                                        $2,389.66

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA SMALL CAP VALUE FUND I -- CLASS Z SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.06%                3.94%           $10,394.00           $108.09
           2              10.25%              1.06%                8.04%           $10,803.52           $112.35
           3              15.76%              1.06%               12.29%           $11,229.18           $116.77
           4              21.55%              1.06%               16.72%           $11,671.61           $121.37
           5              27.63%              1.06%               21.31%           $12,131.47           $126.16
           6              34.01%              1.06%               26.09%           $12,609.45           $131.13
           7              40.71%              1.06%               31.06%           $13,106.27           $136.29
           8              47.75%              1.06%               36.23%           $13,622.65           $141.66
           9              55.13%              1.06%               41.59%           $14,159.39           $147.24
           10             62.89%              1.06%               47.17%           $14,717.27           $153.05
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,717.27
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,294.11

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD MUNICIPAL FUND -- CLASS A SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                4.75%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.86%               -0.81%(2)         $9,919.34           $558.61
           2              10.25%              0.86%                3.30%           $10,330.00            $87.07
           3              15.76%              0.86%                7.58%           $10,757.66            $90.68
           4              21.55%              0.86%               12.03%           $11,203.02            $94.43
           5              27.63%              0.86%               16.67%           $11,666.83            $98.34
           6              34.01%              0.86%               21.50%           $12,149.84           $102.41
           7              40.71%              0.86%               26.53%           $12,652.84           $106.65
           8              47.75%              0.86%               31.77%           $13,176.67           $111.07
           9              55.13%              0.86%               37.22%           $13,722.18           $115.67
           10             62.89%              0.86%               42.90%           $14,290.28           $120.45
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,290.28
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,485.38

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(2) Reflects deduction of the maximum initial sales charge.

COLUMBIA HIGH YIELD MUNICIPAL FUND -- CLASS B SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         ANNUAL
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES        FEES &
          ----        ---------------    --------------      ---------------     ---------------     EXPENSES(1)
           1               5.00%              1.61%                3.39%           $10,339.00           $163.73
           2              10.25%              1.61%                6.89%           $10,689.49           $169.28
           3              15.76%              1.61%               10.52%           $11,051.87           $175.02
           4              21.55%              1.61%               14.27%           $11,426.52           $180.95
           5              27.63%              1.61%               18.14%           $11,813.88           $187.09
           6              34.01%              1.61%               22.14%           $12,214.37           $193.43
           7              40.71%              1.61%               26.28%           $12,628.44           $199.98
           8              47.75%              1.61%               30.57%           $13,056.55           $206.76
           9              55.13%              0.86%               35.97%           $13,597.09           $114.61
           10             62.89%              0.86%               41.60%           $14,160.01           $119.36
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $4,160.01
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,710.20

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD MUNICIPAL FUND -- CLASS C SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              1.61%                3.39%           $10,339.00           $163.73
           2              10.25%              1.61%                6.89%           $10,689.49           $169.28
           3              15.76%              1.61%               10.52%           $11,051.87           $175.02
           4              21.55%              1.61%               14.27%           $11,426.52           $180.95
           5              27.63%              1.61%               18.14%           $11,813.88           $187.09
           6              34.01%              1.61%               22.14%           $12,214.37           $193.43
           7              40.71%              1.61%               26.28%           $12,628.44           $199.98
           8              47.75%              1.61%               30.57%           $13,056.55           $206.76
           9              55.13%              1.61%               34.99%           $13,499.16           $213.77
           10             62.89%              1.61%               39.57%           $13,956.78           $221.02
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $3,956.78
TOTAL ANNUAL FEES AND EXPENSES                                                                        $1,911.03

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

COLUMBIA HIGH YIELD MUNICIPAL FUND -- CLASS Z SHARES

                                                                                         ASSUMED RATE OF RETURN
        MAXIMUM SALES CHARGE            INITIAL HYPOTHETICAL INVESTMENT AMOUNT                     5%
                0.00%                                 $10,000.00                  HYPOTHETICAL
                        CUMULATIVE                              CUMULATIVE          YEAR-END            ANNUAL
                       RETURN BEFORE     ANNUAL EXPENSE        RETURN AFTER       BALANCE AFTER         FEES &
          YEAR        FEES & EXPENSES         RATIO          FEES & EXPENSES     FEES & EXPENSES     EXPENSES(1)
          ----        ---------------    --------------      ---------------     ---------------     -----------
           1               5.00%              0.66%                4.34%           $10,434.00           $67.43
           2              10.25%              0.66%                8.87%           $10,886.84           $70.36
           3              15.76%              0.66%               13.59%           $11,359.32           $73.41
           4              21.55%              0.66%               18.52%           $11,852.32           $76.60
           5              27.63%              0.66%               23.67%           $12,366.71           $79.92
           6              34.01%              0.66%               29.03%           $12,903.42           $83.39
           7              40.71%              0.66%               34.63%           $13,463.43           $87.01
           8              47.75%              0.66%               40.48%           $14,047.75           $90.79
           9              55.13%              0.66%               46.57%           $14,657.42           $94.73
           10             62.89%              0.66%               52.94%           $15,293.55           $98.84
TOTAL GAIN AFTER FEES AND EXPENSES                                                  $5,293.55
TOTAL ANNUAL FEES AND EXPENSES                                                                         $822.48

---------------

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

INT-47/106540-0206                                             February 22, 2006